Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statement of cash flows:

	December 31, 2023	December 31, 2022
Cash and cash equivalents	13,801	54,732
Restricted cash, non-current	700	15,200
Cash and cash equivalents and restricted cash	14,501	69,932